Long-Term Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-Term Debt

Note 10. Long-Term Debt

Long-term debt is comprised of the following (in millions):

	Maturity dates	As of December 31,		Interest rates (a)
		2014	2013	2014	2013
2014 Term Loan Facility (b)	December 12, 2021	$6,682.8	$—	4.6%	—
2014 Senior Notes	April 1, 2022	2,250.0	—	6.0%	—
Series 1 Notes	June 1, 2017	262.0	—	4.2%	—
Series 2 Notes	December 1, 2023	390.7	—	4.5%	—
Series 3 Notes	April 1, 2019	392.1	—	2.9%	—
Tranche A Term Loans	N/A	—	991.4	3.3%	3.2%
Tranche B Term Loans (c)	N/A	—	689.4	4.4%	4.5%
2010 Senior Notes	N/A	—	794.5	10.2%	10.2%
2011 Discount Notes (d)	N/A	—	453.1	11.5%	11.5%
Other	N/A	107.9	22.7
Less: deferred financing costs		(150.1)	(43.0)

Total debt		9,935.4	2,908.1
Less: current maturities of debt		(64.1)	(70.9)
Less: Tim Hortons Notes		(1,044.8)	—

Total long-term debt		$8,826.5	$2,837.2

(a)	Represents the effective interest rate for the instrument computed on a quarterly basis, including the amortization of deferred debt issuance costs and original issue discount, as applicable, and in the case of our term loans, the effect of interest rate caps.
(b)	Principal face amount herein is presented net of a discount of $67.2 million at December 31, 2014.
(c)	Principal face amount herein is presented net of a discount of $6.7 million at December 31, 2013.
(d)	Principal face amount herein is presented net of a discount of $126.0 million at December 31, 2013.

2014 Credit Agreement

Two subsidiaries of the Company (the “Borrowers”) are party to a Credit Agreement dated as of October 27, 2014 (the “2014 Credit Agreement”) which provides for (i) Term B Loans in the aggregate principal amount of $6,750.0 million under a senior secured term loan facility (the “2014 Term Loan Facility”), and (ii) a senior secured revolving credit facility for up to $500.0 million of revolving extensions of credit outstanding at any time (including revolving loans, swingline loans and letters of credit) (the “2014 Revolving Credit Facility” and, together with the Term Loan Facility, the “2014 Credit Facilities”).

The obligations under the Credit Facilities are guaranteed on a senior secured basis, jointly and severally, by the direct parent company of one of the Borrowers and substantially all of its Canadian and U.S. subsidiaries, including Burger King Worldwide, Tim Hortons and substantially all of their respective Canadian and U.S. subsidiaries (the “Credit Guarantors”). Amounts borrowed under the Credit Facilities are secured on a first priority basis by a perfected security interest in substantially all of the present and future property (subject to certain exceptions) of each Borrower and Credit Guarantor.

The 2014 Term Loan Facility matures on December 12, 2021 and the 2014 Revolving Credit Facility matures on December 12, 2019. The principal amount of the 2014 Term Loan Facility amortizes in quarterly installments equal to 0.25% of the original principal amount of the 2014 Term Loan Facility, with the balance payable at maturity.

We may prepay the 2014 Term Loan Facility in whole or in part at any time, provided that certain voluntary prepayments prior to the twelve month anniversary of the closing date of the Transactions will be subject to a call premium of 1.0%. Additionally, subject to certain exceptions, the 2014 Term Loan Facility is subject to mandatory prepayments in amounts equal to (1) a percentage, as defined in the Credit Agreement, of the net cash proceeds from any non-ordinary course sale or other disposition of assets (including as a result of casualty or condemnation); (2) 100% of the net cash proceeds from issuances or incurrences of debt by the Company or any of its restricted subsidiaries (other than indebtedness permitted by the 2014 Credit Facilities); and (3) 50% (with stepdowns to 25% and 0% based upon achievement of specified first lien senior secured leverage ratios) of annual excess cash flow of the Company and its subsidiaries.

As of December 31, 2014, we had no amounts outstanding under the 2014 Revolving Credit Facility. Funds available under the 2014 Revolving Credit Facility for future borrowings may be used to repay other debt, finance debt or share repurchases, acquisitions, capital expenditures and other general corporate purposes. We have a $125.0 million letter of credit sublimit as part of the 2014 Revolving Credit Facility, which reduces our borrowing capacity under this facility by the cumulative amount of outstanding letters of credit. As of December 31, 2014, we had $4.6 million of letters of credit issued against the 2014 Revolving Credit Facility and our borrowing capacity was $495.4 million.

At the Borrowers’ option, the interest rate per annum applicable to the 2014 Credit Facilities is based on a fluctuating rate of interest determined by reference to either (i) a base rate determined by reference to the highest of (a) the prime rate of JPMorgan Chase Bank, N.A., (b) the federal funds effective rate plus 0.50%, (c) the Eurocurrency rate applicable for an interest period of one month plus 1.00% and (d) in respect of the 2014 Term Loan Facility, 2.00% per annum (“Base Rate Loans”), plus an applicable margin equal to 2.50% for any 2014 Term Loan Facility and 2.00% for loans under the 2014 Revolving Credit Facility, or (ii) a Eurocurrency rate determined by reference to LIBOR, adjusted for statutory reserve requirements (“Eurocurrency Rate Loans”), plus an applicable margin equal to 3.50% for any 2014 Term Loan Facility and 3.00% for loans under the 2014 Revolving Credit Facility; provided that the foregoing margins applicable to the 2014 Revolving Credit Facility are subject to reduction after financial statements have been delivered for the first full fiscal quarter after the Closing Date based upon achievement of specified leverage ratios. Borrowings of the 2014 Credit Facility will be subject to a floor of 1.00% in the case of Eurocurrency Rate Loans and 2.00% in the case of Base Rate Loans. We have elected our applicable rate per annum as Eurocurrency rate determined by reference to LIBOR. As of December 31, 2014, the interest rate was 4.50% on our outstanding 2014 Credit Facility.

We are required to pay certain recurring fees with respect to the 2014 Credit Facilities, including (i) fees on the unused commitments of the lenders under the revolving facility, (ii) letters of credit fees on the aggregate face amounts of outstanding letters of credit plus a fronting fee to the issuing bank and (iii) administration fees. Amounts outstanding under the 2014 Revolving Credit Facility bear interest at a rate of LIBOR plus an applicable margin equal to 2.5% to 3.0%, depending on our leverage ratio, on the amount drawn under each letter of credit that is issued and outstanding under the 2014 Revolving Credit Facility. The interest rate on the unused portion of the 2014 Revolving Credit Facility ranges from 0.375% to 0.50%, depending on our leverage ratio, and our current rate is 0.50%.

2014 Senior Notes

The Borrowers are party to an indenture, dated as of October 8, 2014 (the “Indenture”) in connection with the issuance of $2,250.0 million of 6.00% second lien senior secured notes due April 1, 2022 (the “2014 Senior Notes”) by the Borrowers. The 2014 Senior Notes bear interest at a rate of 6.0% per annum, payable semi-annually on April 1 and October 1 of each year. No principal payments are due until maturity.

The 2014 Senior Notes are guaranteed on a senior secured basis, jointly and severally, by the Borrowers and substantially all of their Canadian and U.S. subsidiaries, including Burger King Worldwide, Tim Hortons and substantially all of their respective Canadian and U.S. subsidiaries (the “Note Guarantors”). The 2014 Senior Notes are secured by a second-priority lien, subject to certain exceptions and permitted liens, on all of the Borrowers’ and the Note Guarantors’ present and future property that secures the Credit Facilities and any outstanding Tim Hortons Notes, to the extent of the value of the collateral securing such first-priority senior secured debt.

The Borrowers may redeem some or all of the 2014 Senior Notes at any time prior to October 1, 2017 at a price equal to 100% of the principal amount of the Notes redeemed plus a “make whole” premium and, at any time on or after October 1, 2017, at the redemption prices set forth in the Indenture. In addition, at any time prior to October 1, 2017, up to 40% of the aggregate principal amount of the 2014 Senior Notes may be redeemed with the net proceeds of certain equity offerings, at the redemption price specified in the Indenture. In connection with any tender offer for the 2014 Senior Notes, including a change of control offer or an asset sale offer, the Borrowers will have the right to redeem the 2014 Senior Notes at a redemption price equal to the amount offered in that tender offer if not less than 90% in aggregate principal amount of the outstanding 2014 Senior Notes validly tender and do not withdraw such 2014 Senior Notes in such tender offer. If the Borrowers experience a change of control, the holders of the 2014 Senior Notes will have the right to require the Borrowers to repurchase the 2014 Senior Notes at a purchase price equal to 101% of their aggregate principal amount plus accrued and unpaid interest and Additional Amounts (as defined in the Indenture), if any, to the date of such repurchase.

2012 Credit Agreement

On September 28, 2012, Burger King Corporation (“BKC”) and Burger King Holdings, Inc. (“Holdings”) Holdings entered into a Credit Agreement (the “2012 Credit Agreement”) to refinance amounts borrowed under the 2011 Amended Credit Agreement (as defined below). The 2012 Credit Agreement provided for (i) tranche A term loans in the aggregate principal amount of $1,030.0 million (the “Tranche A Term Loans”), (ii) tranche B term loans in the aggregate principal amount of $705.0 million (the “Tranche B Term Loans”), in each case under the senior secured term loan facility (the “2012 Term Loan Facility”), and (iii) a senior secured revolving credit facility for up to $130.0 million of revolving extensions of credit outstanding at any time (including revolving loans, swingline loans and letters of credit) (the “2012 Revolving Credit Facility” and, together with the 2012 Term Loan Facility, the “2012 Credit Facilities”). The Tranche A Term Loans had a maturity date of September 28, 2017, the Tranche B Term Loans had a maturity date of September 28, 2019 and the 2012 Revolving Credit Facility had a maturity date of October 19, 2015. Borrowings under the 2012 Credit Agreement were refinanced by the 2014 Credit Agreement, as described above.

Under the 2012 Credit Agreement, BKC was required to comply with customary financial ratios and the 2012 Credit Agreement also contained a number of customary affirmative and negative covenants. The Company was in compliance with all 2012 Credit Agreement financial ratios and covenants at the time of the refinancing in December 2014.

2011 Amended Credit Agreement

In connection with the acquisition of Holdings by 3G Special Situations Fund II, L.P., BKC and Holdings entered into a credit agreement dated as of October 19, 2010, as amended and restated as of February 15, 2011 (the “2011 Amended Credit Agreement”). The 2011 Amended Credit Agreement provided for (i) two tranches of term loans in aggregate principal amounts of $1,600.0 million and €200.0 million (the “Term Loans”), each under a term loan facility (the “Term Loan Facility”) and (ii) a senior secured revolving credit facility for up to $150.0 million of revolving extensions of credit outstanding at any time (including revolving loans, swingline loans and letters of credit) (the “Revolving Credit Facility,” and together with the Term Loan Facility, the “Credit Facilities”). The maturity date for the Term Loan Facility was October 19, 2016 and the maturity date for the Revolving Credit Facility was October 19, 2015. As described above, borrowings under the 2011 Amended Credit Agreement were refinanced by the 2012 Credit Agreement.

Under the 2011 Amended Credit Agreement, BKC was required to comply with customary financial ratios and the 2011 Amended Credit Agreement also contained a number of customary affirmative and negative covenants. The Company was in compliance with all 2011 Amended Credit Agreement financial ratios and covenants at the time of the refinancing in September 2012.

Tim Hortons Notes

At the time of the Transactions, Tim Hortons had the following Canadian dollar denominated senior unsecured notes outstanding: (i) C$300.0 million aggregate principal amount of 4.20% Senior Unsecured Notes, Series 1, due June 1, 2017 (“Series 1 Notes”), (ii) C$450.0 million aggregate principal amount of 4.52% Senior Unsecured Notes, Series 2, due December 1, 2023 (“Series 2 Notes”) and (iii) C$450.0 million aggregate principal amount of 2.85% Senior Unsecured Notes, Series 3, due April 1, 2019 (“Series 3 Notes”) (collectively, the “Tim Hortons Notes”). Due to the transactions, and the resulting rating downgrade of Tim Hortons to below investment grade, Tim Hortons offered to repurchase for cash any and all of the outstanding Tim Hortons Notes on December 12, 2014. The consideration offered for Tim Hortons Notes properly tendered was an amount in cash equal to 101% of the principal amount of such tendered Tim Hortons Notes together with accrued and unpaid interest thereon. This initial offer expired on January 12, 2015, and on January 13, 2015 Tim Hortons accepted for purchase, and settled for cash, the following: (i) C$249.8 million Series 1 Notes; (ii) C$440.0 million Series 2 Notes and (iii) C$442.0 million Series 3 Notes.

On January 26, 2015, Tim Hortons commenced a second tender offer for the outstanding balance of the Tim Hortons Notes, expiring on February 23, 2015. The consideration offered for the Tim Hortons Notes properly tendered was an amount in cash equal to 100% of the principal amount of such tendered Tim Hortons Notes, together with accrued and unpaid interest thereon. Tim Hortons Notes properly tendered at 5:00 p.m., Toronto time, on February 6, 2015 (the “Early Tender Deadline”) received additional cash consideration of 1% of the principal amount of such tendered Tim Hortons Notes. On February 9, 2015 Tim Hortons accepted for purchase, and settled for cash, the following Tim Hortons Notes properly tendered at the Early Tender Deadline: (i) C$2.7 million Series 1 Notes; (ii) C$7.3 million Series 2 Notes and (iii) C$3.9 million Series 3 Notes. On February 24, 2015 Tim Hortons accepted for purchase, and settled for cash, the following: (i) C$132,000 Series 1 Notes; (ii) C$95,000 Series 2 Notes and (iii) C$215,000 Series 3 Notes. Subsequent to these tender offers, the following Tim Hortons Notes remain outstanding: (i) C$47.4 million Series 1 Notes; (ii) C$2.6 million Series 2 Notes and (iii) C$3.9 million Series 3 Notes.

Restrictions and Covenants

The 2014 Credit Facilities contain a number of customary affirmative and negative covenants that, among other things, will limit or restrict the ability of the Borrowers and certain of their subsidiaries to: incur additional indebtedness; incur liens; engage in mergers, consolidations, liquidations and dissolutions; sell assets; pay dividends and make other payments in respect of capital stock; make investments, loans and advances; pay or modify the terms of certain indebtedness; engage in certain transactions with affiliates. In addition, the Borrowers are required to not exceed a specified first lien senior secured leverage ratio in the event the sum of the amount of letters of credit in excess of $50,000,000 (other than those that are cash collateralized), any loans under the 2014 Revolving Credit Facility and any swingline loans outstanding as of the end of any fiscal quarter exceed 30% of the commitments under the 2014 Revolving Credit Facility.

The terms of the Indenture, among other things, limit the ability of the Borrowers and their restricted subsidiaries to: incur additional indebtedness; create liens or use assets as security in other transactions; declare or pay dividends, redeem stock or make other distributions to stockholders; make investments; merge or consolidate, or sell, transfer, lease or dispose of substantially of the Borrowers’ assets; enter into transactions with affiliates; sell or transfer certain assets; and agree to certain restrictions of the ability of restricted subsidiaries to make payments to us. These covenants are subject to a number of important qualifications, limitations and exceptions that are described in the Indenture.

As of December 31, 2014, we were in compliance with all covenants of the 2014 Credit Agreement and Indenture, and there were no limitations on our ability to draw on the remaining availability under our 2014 Revolving Credit Facility.

2010 Senior Notes

In 2010, BKC issued $800.0 million principal amount of senior notes that had an original maturity of October 15, 2018 and bore interest at a rate of 9.875% per annum, which was payable semi-annually on October 15 and April 15 of each year (the “2010 Senior Notes”). In December 2014, we completed the full redemption of our 2010 Senior Notes, using cash proceeds from our 2014 Credit Facility and 2014 Senior Notes, paying $833.7 million to redeem $794.5 million in aggregate principal at a redemption price equal to 104.938% of the principal amount.

2011 Discount Notes

On April 19, 2011, Burger King Capital Holdings, LLC (“BKCH”) and Burger King Capital Finance, Inc. (“BKCF” and together with BKCH, the “Issuers”) entered into an indenture with Wilmington Trust FSB, as trustee, pursuant to which the Issuers sold $685.0 million in the aggregate principal amount at maturity of 11.0% senior discount notes due April 15, 2019 (the “2011 Discount Notes”). The 2011 Discount Notes generated $401.5 million in gross proceeds. During 2012, we repurchased 2011 Discount Notes with an aggregate face value of $92.9 million and an aggregate carrying value of $61.1 million, net of unamortized original issue discount, for a purchase price of $69.6 million. In December 2014, we redeemed all of the remaining outstanding 2011 Discount Notes, using cash proceeds from our 2014 Credit Facility and 2014 Senior Notes as well as existing cash, paying $547.8 million to redeem $501.7 million in aggregate principal at a redemption price equal to 109.174% of the principal amount.

Other debt

Included in other debt as of December 31, 2014 is debt of $102.6 million recognized in accordance with applicable lease accounting rules. The Company is considered to be the owner of certain restaurants leased by the Company from an unrelated lessor because the Company constructed some of the structural elements of those restaurants, and records the lessor’s contributions to the construction costs for these restaurants as other debt.

Debt issuance costs

In connection with the 2014 Credit Agreement and the 2014 Senior Notes, we incurred an aggregate of $160.2 million of deferred financing costs. We had total unamortized deferred financing costs of $159.0 million at December 31, 2014 and $44.6 million at December 31, 2013, which amounts are amortized over the term of the debt into interest expense using the effective interest method. The amortization of deferred financing costs included in interest expense was $9.7 million for 2014, $8.9 million for 2013 and $10.9 million for 2012.

Loss on Early Extinguishment of Debt

In connection with the refinancing of term loans outstanding under the 2012 Credit Agreement, as well as the redemptions of our 2011 Discount Notes and 2010 Senior Notes, we recorded a $155.4 million loss on early extinguishment of debt in 2014. The loss on early extinguishment of debt reflects the write-off of unamortized debt issuance costs, the write-off of unamortized discounts, commitment fees associated with the bridge loan available at the closing of the Transactions, and the payment of premiums to redeem the 2011 Discount Notes and 2010 Senior Notes.

We recorded a $34.2 million loss on early extinguishment of debt during 2012 in connection with the refinancing of term loans outstanding under the 2011 Amended Credit Agreement, as described above, as well as prepayments of term loans prior to the refinancing and repurchases of our 2011 Discount Notes and 2010 Senior Notes.

Maturities

The aggregate maturities of long-term debt as of December 31, 2014 are as follows (in millions):

Principal
Year Ended December 31,	Amount
2015 (a)	$1,117.5
2016	73.6
2017	73.3
2018	73.2
2019	73.9
Thereafter	8,741.2

Total	$10,152.7

(a)	Amount includes Tim Horton Notes.

Interest Expense, net

Interest expense, net consists of the following (in millions):

	2014	2013	2012
Tranche A Term Loans	$23.9	$26.3	$7.1
Tranche B Term Loans	23.6	26.6	7.1
2014 Credit Facility	54.8	—	—
Secured Term Loan - USD tranche	—	—	51.2
Secured Term Loan - Euro tranche	—	—	8.8
Interest Rate Caps	7.1	6.8	4.2
2014 Senior Notes	31.1	—	—
Tim Horton Series Notes	1.8	—	—
2010 Senior Notes	74.3	78.5	78.6
2011 Discount Notes	48.5	46.0	43.8
Amortization of deferred financing costs and debt issuance discount	11.7	10.3	13.2
Capital lease obligations	5.7	6.4	8.2
Other	0.9	1.7	2.7
Interest income	(3.7)	(2.6)	(1.1)

Interest expense, net	$279.7	$200.0	$223.8